Net Sales by Product (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012		Sep. 24, 2011		Sep. 25, 2010
Segment Reporting Information [Line Items]
Net sales	$ 35,966	$ 35,023	$ 39,186	$ 46,333	$ 28,270	$ 28,571	$ 24,667	$ 26,741	$ 156,508		$ 108,249		$ 65,225
Apple iPhone
Segment Reporting Information [Line Items]
Net sales									78,692	[1]	45,998	[1]	24,463	[1]
Apple iPad
Segment Reporting Information [Line Items]
Net sales									30,945	[1]	19,168	[1]	4,687	[1]
Apple Mac
Segment Reporting Information [Line Items]
Net sales									23,221	[1]	21,783	[1]	17,479	[1]
iPod
Segment Reporting Information [Line Items]
Net sales									5,615	[1]	7,453	[1]	8,274	[1]
iTunes, Software and Services
Segment Reporting Information [Line Items]
Net sales									12,890	[2]	9,373	[2]	7,105	[2]
Accessories
Segment Reporting Information [Line Items]
Net sales									$ 5,145	[3]	$ 4,474	[3]	$ 3,217	[3]

[1]	Includes deferrals and amortization of related non-software services and software upgrade rights.
[2]	Includes revenue from sales on the iTunes Store, the App Store, the Mac App Store, and the iBookstore, and revenue from sales of AppleCare, licensing and other services.
[3]	Includes sales of hardware peripherals and Apple-branded and third-party accessories for iPhone, iPad, Mac and iPod.